Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of option pricing model, Company used the following assumptions
In applying the Black-Scholes option pricing model, the Company used the following assumptions:

Risk-free interest rate	1.05%
Expected term (years)	6.00
Expected volatility	15.50%
Expected dividends	0.00

In applying the Black-Scholes option pricing model, the Company used the following assum
p
tions:

Risk-free interest rate	1.05%
Expected term (years)	6.00
Expected volatility	15.50%
Expected dividends	0.00

LGM ENTERPRISES, LLC [Member]
Summary of Noncontrolling Interests in the Company's Consolidated Entities
As of September 30, 2023, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (11 entities):

Entities - Major Owner	Noncontrolling Interest	LGME’s ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	77%	23%	100%
Entity 6	75%	25%	100%
Entity 7	70%	30%	100%
Entity 8	68%	32%	100%
Entity 9	67%	33%	100%
Entity 10	58%	42%	100%
Entity 11	52%	48%	100%
As of December 31, 2022, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (22 entities):

Entities - Major Owner	Noncontrolling Interest	LGME’s ownership	Total
Entities 1-4	99%	1%	100%
Entity 5	75%	25%	100%
Entity 6	68%	32%	100%
Entity 7	67%	33%	100%
Entities 8-9	58%	42%	100%
Entities 10-22	52%	48%	100%

As of December 31, 2022 and 2021, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (22 entities):

Entities - Major Owner	Noncontrolling Interest	LGME’s ownership	Total
Entities 1-4	99%	1%	100%
Entity 5	75%	25%	100%
Entity 6	68%	32%	100%
Entity 7	67%	33%	100%
Entities 8-9	58%	42%	100%
Entities 10-22	52%	48%	100%
As of December 31, 2020, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (21 entities):

Entities - Major Owner	Noncontrolling Interest	LGME’s ownership	Total
Entities 1-4	99%	1%	100%
Entity 5	75%	25%	100%
Entity 6	68%	32%	100%
Entity 7	67%	33%	100%
Entities 8-9	58%	42%	100%
Entities 10-21	52%	48%	100%